BANK BORROWING (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Short Term Debt [Line Items]
Bank borrowings	¥ 1,473,567	$ 231,235	¥ 1,207,793
Repayments of bank debt	¥ 953,387	$ 149,607	¥ 643,122	¥ 20,000
Interest rate (as a percent)	3.83%	3.83%	2.85%
Minimum
Short Term Debt [Line Items]
Maturity term (in years)	1 year	1 year	1 year
Maximum
Short Term Debt [Line Items]
Maturity term (in years)	7 years	7 years	3 years